EGA EMERGING GLOBAL SHARES TRUST

Supplement dated March 20, 2013 to the Statement of Additional Information dated July 30, 2012, for

EGShares India Infrastructure ETF

EGShares China Infrastructure ETF

EGShares Brazil Infrastructure ETF

EGShares India Small Cap ETF

EGShares China Mid Cap ETF

EGShares Brazil Mid Cap ETF

(the “Funds”)

The following supplements the information included in the Funds’ Statement of Additional Information.

Information in the creation/redemption transaction fee table relating to the Fund under the heading “CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS – Creation Transaction Fee” is replaced in its entirety with the following:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee

EGShares India Infrastructure ETF	$1,000	$1,500
EGShares China Infrastructure ETF	$1,000	$1,500
EGShares Brazil Infrastructure ETF	$1,000	$1,500
EGShares India Small Cap ETF	$2,000	$3,750
EGShares China Mid Cap ETF	$1,000	$1,500
EGShares Brazil Mid Cap ETF	$1,000	$1,500